Revenue Interest Obligation - (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 31, 2017	May 31, 2017	Dec. 31, 2022	Dec. 31, 2021
Revenue Interest Obligation.
Debt Instrument [Line Items]
Interest expense related to revenue interest obligation			$ 2,700	$ 2,700
Ligand Pharmaceuticals
Debt Instrument [Line Items]
Estimated present value on the acquisition date	$ 27,700	$ 27,700
Annual minimum sale	$ 2,750	$ 2,750
Percentage of future sales		5.00%
Term of agreement	10 years
Cumulative sales of products exceed $100.0 | Ligand Pharmaceuticals
Debt Instrument [Line Items]
Payments due based on cumulative sales	$ 5,000	$ 5,000
Cumulative sales	100,000	100,000
Cumulative sales of products exceed $300.0 | Ligand Pharmaceuticals
Debt Instrument [Line Items]
Payments due based on cumulative sales	5,000	5,000
Cumulative sales	$ 300,000	$ 300,000